15. Financial leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FinancialLeasesLineItems [Line Items]
Finance lease liabilities	R$ 1,887,172	R$ 1,802,238
Current portion	(176,925)	(96,604)
Non-current portion	1,710,247	1,705,634
LT Amazonas [Member]
FinancialLeasesLineItems [Line Items]
Finance lease liabilities	351,063	351,798
Sale of Towers (leaseback) [Member]
FinancialLeasesLineItems [Line Items]
Finance lease liabilities	1,466,895	1,411,055
Other [Member]
FinancialLeasesLineItems [Line Items]
Finance lease liabilities	R$ 69,214	R$ 39,385